united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 4/30

Date of reporting period: 1/31/20

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020
Shares					Fair Value
	PREFERRED STOCK - 2.6%
	BANKS - 1.2%
4,808,000	JPMorgan Chase & Co., 5.41%				$ 4,856,080

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
5,590,000	American Express Co., 5.34%				5,624,938

	TOTAL PREFERRED STOCK (Cost - $10,411,714)				10,481,018

Par Value		Coupon Rate (%)		Maturity
	BONDS & NOTES - 77.4%
	AUTO MANUFACTURERS - 1.3%
$ 5,354,000	Allison Transmission, Inc. (a)	5.000		10/1/2024	5,467,773

	AUTO PARTS & EQUIPMENT - 3.9%
15,775,000	Nexteer Automotive Group LLC (a)	5.875		11/15/2021	16,053,356

	CHEMICALS - 2.8%
11,492,000	Syngenta Finance NV (a)	3.698		4/24/2020	11,515,837

	COMMERCIAL SERVICES - 5.9%
7,703,000	Nielsen Co. Luxembourg (a)	5.500		10/1/2021	7,714,554
6,623,000	Nielsen Finance LLC	4.500		10/1/2020	6,631,279
10,018,000	Nielsen Finance LLC (a)	5.000		4/15/2022	10,055,568
					24,401,401
	ELECTRICAL COMPONENTS & EQUIPMENT - 5.1%
20,932,000	WESCO Distribution, Inc.	5.375		12/15/2021	21,036,660

	ENTERTAINMENT - 2.1%
9,006,000	Lions Gate Capital Holdings LLC (a)	5.875		11/1/2024	8,803,365

	ENVIRONMENTAL CONTROL - 0.7%
2,715,000	Clean Harbors, Inc. (a)	4.875		7/15/2027	2,857,266

	FOOD - 1.0%
4,077,000	Albertsons Cos, Inc.	6.625		6/15/2024	4,245,176

	FOREST PRODUCTS & PAPER - 3.6%
7,235,000	Mercer International, Inc.	6.500		2/1/2024	7,470,137
7,264,000	Neenah Paper, Inc. (a)	5.250		5/15/2021	7,264,000
					14,734,137
	HOME FURNISHINGS - 3.1%
7,588,000	Tempur Sealy International, Inc.	5.625		10/15/2023	7,806,155
4,639,000	Tempur Sealy International, Inc.	5.500		6/15/2026	4,861,533
					12,667,688
	HOUSEHOLD PRODUCTS/WARES - 4.8%
18,950,000	Central Garden & Pet Co.	6.125		11/15/2023	19,589,562

	INTERNET - 7.9%
11,537,000	Cogent Communications Finance, Inc. (a)	5.625		4/15/2021	11,594,685
5,776,000	Expedia Group, Inc.	5.950		8/15/2020	5,898,788
14,194,000	Match Group, Inc.	6.375		6/1/2024	14,868,215
					32,361,688
	IRON/STEEL - 3.0%
12,152,000	Steel Dynamics, Inc.	5.500		10/1/2024	12,504,408

Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Par Value		Coupon Rate (%)		Maturity	Fair Value
	MACHINERY - DIVERSIFIED - 6.3%
$ 23,749,000	ATS Automation Tooling Systems, Inc. (a)	6.500		6/15/2023	$ 24,461,470
1,582,000	Mueller Water Products, Inc. (a)	5.500		6/15/2026	1,663,078
					26,124,548
	MEDIA - 4.3%
6,678,000	CCO Holdings LLC (a)	5.125		5/1/2023	6,794,865
4,445,000	CSC Holdings LLC (a)	5.375		7/15/2023	4,539,679
875,000	Virgin Media Finance PLC	5.250		2/15/2022	901,250
4,760,000	Virgin Media Finance PLC (a)	6.000		10/15/2024	4,903,276
405,000	Virgin Media Finance PLC (a)	5.750		1/15/2025	417,150
					17,556,220
	PACKAGING & CONTAINERS - 6.5%
1,884,000	Berry Global, Inc.	6.000		10/15/2022	1,916,970
841,000	LABL Escrow Issuer LLC (a)	6.750		7/15/2026	903,259
8,914,822	Reynolds Group Issuer, Inc.	5.750		10/15/2020	8,935,326
10,392,000	Reynolds Group Issuer, Inc., 3 mo. LIBOR + 3.50% (a)	5.331	(b)	7/15/2021	10,404,990
3,754,000	Trident TPI Holdings, Inc. (a)	9.250		8/1/2024	3,810,310
621,000	WestRock MWV LLC	9.750		6/15/2020	637,295
					26,608,150
	RETAIL - 11.2%
11,867,000	Caleres, Inc.	6.250		8/15/2023	12,163,675
14,843,000	Men's Warehouse, Inc.	7.000		7/1/2022	14,620,355
7,960,000	Michaels Stores, Inc. (a)	8.000		7/15/2027	7,114,250
12,309,000	PriSo Acquisition Corp. (a)	9.000		5/15/2023	12,001,275
					45,899,555
	SOFTWARE - 1.6%
6,521,000	Open Text Corp. (a)	5.625		1/15/2023	6,618,815

	TELECOMMUNICATIONS - 2.3%
6,430,000	T-Mobile USA, Inc.	6.000		3/1/2023	6,534,487
2,649,000	T-Mobile USA, Inc.	6.500		1/15/2026	2,825,026
					9,359,513

	TOTAL BONDS & NOTES (Cost - $317,837,047)				318,405,118

	CONVERTIBLE BONDS - 1.3%
	AGRICULTURE - 1.1%
4,657,000	Vector Group Ltd.	1.750		4/15/2020	4,684,942

	ELECTRIC - 0.2%
829,000	Clearway Energy, Inc. (a)	3.250		6/1/2020	828,464

	TOTAL CONVERTIBLE BONDS (Cost - $5,604,101)				5,513,406

	TERM LOANS - 13.4%
	CONSUMER SERVICES - 1.8%
7,238,250	Cast & Crew Payroll, 3 mo. LIBOR + 4.00%	5.650	(b)	1/16/2026	7,279,001

	CONTAINERS AND PACKAGING - 1.0%
3,990,000	LABL, Inc., 3 mo. LIBOR + 4.50%	6.145	(b)	6/18/2026	4,006,958

	ENTERTAINMENT - 1.4%
5,933,649	Lions Gate Entertainment Corp., 3 mo. LIBOR + 2.25%	4.049	(b)	12/8/2023	5,894,072

Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Par Value		Coupon Rate (%)		Maturity	Fair Value
	FOOD & BEVERAGE - 2.0%
$ 4,472,070	Arctic Glacier Co., 3 mo. LIBOR + 3.50%	5.299	(b)	3/20/2024	$ 4,326,727
3,984,819	Wells Enterprises, 3 mo. LIBOR + 3.50%	4.645	(b)	3/29/2025	3,994,781
					8,321,508
	MEDIA - 1.4%
5,793,938	Trader Corp., 3 mo. LIBOR + 3.00%	4.805	(b)	9/28/2023	5,757,726

	RETAIL - 1.4%
5,896,199	Michaels Stores, Inc., 3 mo. LIBOR + 2.50%	4.292	(b)	1/28/2023	5,683,936

	SOFTWARE - 4.4%
3,392,877	Hyland Software, Inc., 3 mo. LIBOR + 3.25%	5.299	(b)	7/1/2022	3,405,057
14,650,000	Hyland Software, Inc., 3 mo. LIBOR + 7.00%	8.799	(b)	7/1/2023	14,784,341
					18,189,398

	TOTAL TERM LOANS (Cost - $55,109,830)				55,132,599
Shares
	SHORT-TERM INVESTMENT - 5.6%
	MONEY MARKET FUND - 5.6%
22,968,410	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, to yield 1.41%
	(Cost - $22,968,410) (c)				22,968,410

	TOTAL INVESTMENTS - 100.3% (Cost - $411,931,102)				$ 412,500,551
	OTHER ASSETS LESS LIABILITIES - NET - (0.3) %				(1,160,384)
	NET ASSETS - 100.0%				$ 411,340,167

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions
	exempt from registration to qualified institutional buyers. At January 31, 2020 these securities amounted to $165,787,285 or 40.3%
	of net assets.
(b)	Floating rate security; interest rate shown reflects the effective rate as of January 31, 2020.
(c)	Money market fund; interest rate reflects seven-day effective yield on January 31, 2020.

LIBOR -	London Interbank Offered Rate. The U.S. LIBOR rate as of January 31, 2020 is 1.75%.
LLC -	Limited Liability Company
PLC -	Public Limited Co.

Zeo Sustainable Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020
Shares					Fair Value
	PREFERRED STOCK - 3.0%
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
298,000	American Express Co., 5.34% (Cost - $298,852)				$ 299,863

Par Value		Coupon Rate (%)		Maturity
	BONDS & NOTES - 78.5%
	AGRICULTURE - 1.6%
$ 150,000	Darling Ingredients, Inc. (a)	5.25		4/15/2027	158,250

	APPAREL - 3.1%
295,000	Hanesbrands, Inc. (a)	4.875		5/15/2026	310,856

	AUTO MANUFACTURERS - 4.9%
308,000	Allison Transmission, Inc. (a)	5.000		10/1/2024	314,545
172,000	Allison Transmission, Inc. (a)	4.750		10/1/2027	178,450
					492,995
	AUTO PARTS & EQUIPMENT - 5.0%
490,000	Nexteer Automotive Group Ltd. (a)	5.875		11/15/2021	498,646

	COMMERCIAL SERVICES - 6.0%
596,000	Nielsen Finance LLC (a)	5.000		4/15/2022	598,235

	ENTERTAINMENT - 3.4%
349,000	Lions Gate Capital Holdings LLC (a)	5.875		11/1/2024	341,148

	ENVIRONMENTAL CONTROL - 5.1%
487,000	Clean Harbors, Inc. (a)	4.875		7/15/2027	512,519

	FOOD - 3.3%
200,000	Albertsons Cos, Inc.	6.625		6/15/2024	208,250
122,000	US Foods, Inc. (a)	5.875		6/15/2024	124,761
					333,011
	FOREST PRODUCTS & PAPER - 2.1%
205,000	Mercer International, Inc.	6.500		2/1/2024	211,663

	INTERNET - 2.3%
231,000	Cogent Communications Finance, Inc. (a)	5.625		4/15/2021	232,155

	IRON/STEEL - 4.9%
481,000	Steel Dynamics, Inc.	5.500		10/1/2024	494,949

	MACHINERY - DIVERSIFIED - 3.0%
285,000	Mueller Water Products, Inc. (a)	5.500		6/15/2026	299,606

	MEDIA - 7.9%
200,000	CSC Holdings LLC (a)	5.375		7/15/2023	204,260
400,000	Virgin Media Finance PLC	5.250		2/15/2022	412,000
171,000	Virgin Media Finance PLC (a)	5.750		1/15/2025	176,130
					792,390
	PACKAGING & CONTAINERS - 6.6%
224,833	Reynolds Group Issuer, Inc.	5.750		10/15/2020	225,350
359,000	Reynolds Group Issuer, Inc., 3 mo. LIBOR + 3.50% (a)	5.331	(b)	7/15/2021	359,449
76,000	Trident TPI Holdings, Inc. (a)	9.250		8/1/2024	77,140
					661,939
	RETAIL - 13.5%
556,000	Caleres, Inc.	6.250		8/15/2023	569,900
402,000	Men's Warehouse, Inc.	7.000		7/1/2022	395,970
442,000	Michaels Stores, Inc. (a)	8.000		7/15/2027	395,037
					1,360,907
Zeo Sustainable Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Par Value		Coupon Rate (%)		Maturity	Fair Value
	SOFTWARE - 4.6%
$ 250,000	MSCI, Inc. (a)	5.250		11/15/2024	$ 257,500
198,000	Open Text Corp. (a)	5.625		1/15/2023	200,970
					458,470
	TELECOMMUNICATIONS - 1.2%
116,000	T-Mobile USA Inc	6.500		1/15/2026	123,708

	TOTAL BONDS & NOTES (Cost - $7,884,567)				7,881,447

	TERM LOANS - 7.9%
	CONSUMER SERVICES - 2.3%
228,000	Cast & Crew Payroll, 3 mo. LIBOR + 4.00%	5.650	(b)	1/16/2026	229,283

	ENTERTAINMENT - 0.6%
57,898	Lions Gate Entertainment Corp., 3 mo. LIBOR + 2.25%	4.049	(b)	12/8/2023	57,512

	RETAIL - 0.6%
69,801	Michaels Stores, Inc., 3 mo. LIBOR + 2.50%	4.292	(b)	1/28/2023	67,288

	SOFTWARE - 4.4%
435,000	Hyland Software, Inc., 3 mo. LIBOR + 7.00%	8.799	(b)	7/1/2023	438,989

	TOTAL TERM LOANS (Cost - $789,896)				793,072
Shares
	SHORT-TERM INVESTMENT - 12.5%
	MONEY MARKET FUND - 12.5%
1,256,279	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares,
	to yield 1.41% (Cost - $1,256,279) (c)				1,256,279

	TOTAL INVESTMENTS - 101.9% (Cost - $10,229,594)				$ 10,230,661
	OTHER ASSETS LESS LIABILITIES - NET - (1.9) %				(194,509)
	NET ASSETS - 100.0%				$ 10,036,152

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration to qualified institutional buyers. At January 31, 2020 these securities amounted
	to $5,239,657 or 52.2% of net assets.
(b)	Floating rate security; interest rate shown reflects the effective rate as of January 31, 2020.
(c)	Money market fund; interest rate reflects seven-day effective yield on January 31, 2020.

LIBOR -	London Interbank Offered Rate. The U.S. LIBOR rate as of January 31, 2020 is 1.75%.
LLC -	Limited Liability Company
PLC -	Public Limited Co.

Zeo Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair  Valuation Process.  As noted above, the fair value committee is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Zeo Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020 for the Funds' investments measured at fair value:

Zeo Short Duration Income Fund
Assets *		Level 1	Level 2	Level 3	Total
Preferred Stock		$ 10,481,018	$ -	$ -	$ 10,481,018
Bonds & Notes		-	318,405,118	-	318,405,118
Convertible Bonds		-	5,513,406	-	5,513,406
Term Loans		-	55,132,599	-	55,132,599
Short-Term Investment		22,968,410	-	-	22,968,410
Total		$ 33,449,428	$ 379,051,123	$ -	$ 412,500,551

Zeo Sustainable Credit Fund
Assets *		Level 1	Level 2	Level 3	Total
Preferred Stock		$ 299,863	$ -	$ -	$ 299,863
Bonds & Notes		-	7,881,447	-	7,881,447
Term Loans		-	793,072	-	793,072
Short-Term Investment		1,256,279	-	-	1,256,279
Total		$ 1,556,142	$ 8,674,519	$ -	$ 10,230,661
The Funds did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for security classification.

At January 31, 2020 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Zeo Short Duration Income Fund	$ 412,000,310	$ 1,952,275	$ (1,452,034)	$ 500,241
Zeo Sustainable Credit Fund	10,229,594	46,013	(44,946)	1,067

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/27/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/27/20

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/27/20